SUPPLEMENT DATED MAY 3, 2006

TO

PROSPECTUS DATED MAY 1, 2006

WEALTHQUEST III VARIABLE ANNUITY

ISSUED BY

AMERICAN NATIONAL INSURANCE COMPANY

THROUGH ITS

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

As American National Insurance Company will be closed for business on Monday, July 3, 2006 in observation of the Independence Day Holiday, the term Valuation Date as defined in the Glossary is amended to also except July 3, 2006.